Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		81 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
General and Administrative	2,315	2,555	6,422	9,166	102,979
Impairment Expense-Mining Claim					26,250
Impairment Expense-Distribution Agreement					42,500
Total Expenses	2,315	2,555	6,422	9,166	171,729
Net Loss from Operations	(2,315)	(2,555)	(6,422)	(9,166)	(171,729)
Other Income and (Expense)
Foreign Exchange					33
Interest	(641)	(463)	(1,508)	(1,551)	(10,881)
Provision for Income Tax
Net Loss For The Period	$ (2,956)	$ (3,018)	$ (7,930)	$ (10,717)	$ (182,577)
Basic And Diluted Loss Per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Common Shares Outstanding	47,100,060	47,100,060	47,100,060	47,100,060